UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2021 Debentures (Details) - CAD ($) $ in Thousands	Jan. 04, 2021	Jul. 03, 2014	Dec. 31, 2021	Dec. 31, 2020
Unsecured debentures and term loans, net
Principal issued and outstanding			$ 2,434,136	$ 2,185,949
2021 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding			$ 0	$ 250,000
2021 Debentures | Granite LP
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 250,000	$ 250,000
Interest rate		3.788%
Deferred financing costs		$ 1,600
Redemption percentage		100.00%
Redemption spread (in percent)		46.00%
Premium on redemption of debenture	4,000
Debt instrument settlement amount	$ 18,800